Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Reporting fees	$ 1,916	$ 10,581	$ 7,916	$ 10,581
Distribution income			5,786	5,000
Total operating income	1,916	10,581	13,702	15,581
Operating expenses and loss:
Amortization (Note 3)	1,800	1,800	3,600	3,600
Asset management fees (Note 3)	12,696	14,081	25,392	28,162
Impairment loss (Note 2)				87,338
Legal and accounting fees	1,101	5,180	2,127	20,311
Write off of advances to Local Limited Partnerships (Note 5)			4,020
Other	11,053	584	14,904	7,737
Total operating expenses and loss	26,650	21,645	50,043	147,148
Loss from operations	(24,734)	(11,064)	(36,341)	(131,567)
Equity in income (losses) of Local Limited Partnerships (Note 2)	9,419	8,552	18,838	3,582
Gain on sale of Local Limited Partnerships (Note 2)				137,413
Interest income	18	879	45	1,719
Net income (loss)	(15,297)	(1,633)	(17,458)	11,147
Net income (loss) allocated to:
General Partner	(153)	(17)	(175)	111
Limited Partners	$ (15,144)	$ (1,616)	$ (17,283)	$ 11,036
Net income (loss) per Partnership Unit	$ (1)		$ (1)	$ 1
Outstanding weighted Partnership Units	21,955	21,990	21,955	21,990